Total
BNY Mellon Diversified International Fund
Fund Summary
Investment Objective
The fund seeks long-term capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or shares of other funds in the BNY Mellon Family of Funds that are subject to a sales charge. More information about sales charges, including these and other discounts and waivers, is available from your financial professional and in the Shareholder Guide section beginning on page 15 of the prospectus, in the Appendix on page A-1 of the prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section beginning on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - BNY Mellon Diversified International Fund	Class A		Class C	Class I	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	[1]	1.00%	none	none
[1]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BNY Mellon Diversified International Fund		Class A	Class C	Class I	Class Y
Management fees		none	none	none	none
Distribution (12b-1) fees		none	0.75%	none	none
Shareholder services fees		0.25%	0.25%	none	none
Miscellaneous other expenses		0.15%	1.71%	0.16%	0.10%
Total other expenses		0.40%	1.96%	0.16%	0.10%
Acquired fund fees and expenses	[1]	0.86%	0.86%	0.86%	0.86%
Total annual fund operating expenses		1.26%	3.57%	1.02%	0.96%
Fee waiver and/or expense reimbursement	[2]		(1.52%)
Total annual fund operating expenses after fee waiver and/or expense reimbursement)		1.26%	2.05%	1.02%	0.96%
[1]	Acquired fund fees and expenses are incurred indirectly by the fund as a result of its investments in other investment companies (underlying funds). These fees and expenses are not included in the Financial Highlights tables; accordingly, total annual fund operating expenses do not correlate to the ratio of total expenses to average net assets in the Financial Highlights tables.
[2]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until March 1, 2025, to assume the direct expenses of the fund so that the total annual fund operating expenses (including acquired fund (underlying funds) fees and expenses) of none of the fund's share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.05%. On or after March 1, 2025, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the expense limitation agreement by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - BNY Mellon Diversified International Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	696	952	1,227	2,010
Class C	308	954	1,721	3,737
Class I	104	325	563	1,248
Class Y	98	306	531	1,178

Expense Example No Redemption - BNY Mellon Diversified International Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	696	952	1,227	2,010
Class C	208	954	1,721	3,737
Class I	104	325	563	1,248
Class Y	98	306	531	1,178

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 4.27% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally allocates its assets among other mutual funds advised by BNY Mellon Investment Adviser, Inc. (BNYM Investment Adviser) or its affiliates, referred to as underlying funds, that invest primarily in stocks issued by foreign companies. Foreign companies are those companies (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a significant portion of their revenue or profits from businesses, investments or sales, outside the United States. The fund is designed to provide diversification within the international asset class by investing the majority of its assets in the underlying funds. BNYM Investment Adviser selects the underlying funds based on their investment objectives and management policies, portfolio holdings, risk/reward profiles, historical performance and other factors, including the correlation and covariance among the underlying funds. BNYM Investment Adviser seeks to diversify the fund's investments in terms of market capitalization (by including underlying funds that focus on investing in large, mid or small cap companies), by investment style (by including underlying funds that focus on growth or value stocks) and by geographic region (by including underlying funds that may invest in developed or emerging markets). Certain underlying funds also may use derivatives.

The fund's portfolio manager determines the underlying funds. The underlying funds and the fund's ranges (expressed as a percentage of the fund's investable assets) for allocating its assets among the underlying funds as of the date of this prospectus were as follows:

Underlying Funds	Ranges
BNY Mellon International Core Equity Fund	0% to 40%
BNY Mellon International Stock Fund	0% to 40%
BNY Mellon International Equity Fund	0% to 40%

Principal Risks
Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class A shares from year to year. Sales charges, if any, are not reflected in the bar chart, and, if those charges were included, returns would have been less than those shown. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses. More recent performance information may be available at www.im.bnymellon.com.

Year-by-Year Total Returns as of 12/31 each year (%) Class A

During the periods shown in the chart: Best Quarter Q4, 2022: 17.11% Worst Quarter Q1, 2020: -21.12%
Average Annual Total Returns (as of 12/31/23)

After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.

For the fund's Class Y shares, periods prior to the inception date reflect the performance of the fund's Class I shares. Such performance figures have not been adjusted to reflect applicable class expenses of Class Y shares. Each share class is invested in the same portfolio of securities, and the annual returns would have differed only to the extent that the classes have different expenses.

Average Annual Returns - BNY Mellon Diversified International Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Class A	9.75%	5.74%	3.09%
Class C	14.47%	6.19%	2.93%
Class I	16.58%	7.35%	4.04%
Class Y	16.69%	7.40%	4.07%	Oct. 01, 2015
After Taxes on Distributions | Class A	4.92%	3.61%	1.97%
After Taxes on Distributions and Sale of Fund Shares | Class A	9.93%	4.70%	2.58%
MSCI EAFE® Index reflects no deductions for fees, expenses or taxes	18.24%	8.16%	4.28%